Nature of business and history (Details Narrative)					1 Months Ended				12 Months Ended
	Dec. 20, 2024 USD ($)	Dec. 20, 2024 EUR (€)	Apr. 26, 2024 USD ($)	May 12, 2023 EUR (€)	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 EUR (€) shares	Jul. 31, 2023 USD ($) shares	Jul. 31, 2023 EUR (€) shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net Income (Loss) Attributable to Parent									€ 8,912,495	€ 11,645,455	€ 8,477,763
Retained Earnings (Accumulated Deficit)									56,055,520	47,143,025	35,465,559
Cash, Cash Equivalents, and Short-Term Investments									12,700,000
Proceeds from Issuance or Sale of Equity									270,885	531
Stock Issued During Period, Value, New Issues									270,885	531
Cash and Cash Equivalents, at Carrying Value									4,581,749	€ 3,691,420	€ 29,794,856
Marketable Securities									8,100,000
Foreign Currency Transaction Loss, before Tax									€ 200,000
American Depository Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares, Issued | shares					72,908	72,908	100	100
Shelf Registration Statement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Issuance or Sale of Equity				€ 100,000,000.0
Sales Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Issuance or Sale of Equity	$ 303,001	€ 271,416			$ 293,000	€ 271,000	$ 582	€ 531
Shares, Outstanding | shares					18,289,866	18,289,866	18,216,958	18,216,958
[custom:SaleOfStockValueOfShareAvailableToBeSold] | $	29,696,999
[custom:SaleOfStockRemainingValueOfShare] | $	16,059,815
[custom:SaleOfStockAdditionalValueOfShare] | $	$ 13,637,184
[custom:SaleOfStockCommissionPercentage]	3.00%	3.00%
Current Sales Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Value, New Issues | $			$ 16,362,816
Current Sales Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:SaleOfStockAggregateOfferingPrice] | $	$ 16,362,816